Consolidated Statements of Operations (Unaudited) (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Provision for inventory loss	$ 0	$ 400,787
Loss on disposal	$ 3,021,724	$ 3,021,724